Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2016 year day month
Accounting Policies [Line Items]
Voting rights percentage threshold used to consolidate subsidiaries	50.00%
Classification of cash equivalents, original maturities period (in months) | month	3
Discontinued hedge, expected period beyond contract date for forecasted transaction to not occur while carried at fair value (in months) | month	2
Threshold period for determining whether unrealized loss on equity securities is other-than-temporary (in months) | month	6
Threshold percentage for determining whether unrealized loss on equity securities is other-than-temporary	20.00%
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Equity method of accounting for limited partnership interests, threshold voting interest (as a percent)	5.00%
Real estate held for investment purposes, useful life, low end of range (in years) | year	40
Real estate held for investment purposes, useful life, high end of range (in years) | year	67
Number of loan portfolio segments	2
Actuarial gains and losses threshold over the PBO or market value of plan assets which is amortized (as a percent)	10.00%
Non-performing loan classification, past due (in days) | day	90
Non-performing loan classification subprime residential loans, past due (in days) | day	120
Non-performing subprime residential loans typical period for transferring servicing (in days) | day	30
Bank
Accounting Policies [Line Items]
Actuarial gains and losses threshold over the PBO or market value of plan assets which is amortized (as a percent)	10.00%